Financial Instruments / Risk Management - Schedule of Carrying Amounts of Financial Assets and Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial assets - non-current	SFr 141	SFr 45
Other current assets, excluding prepaids	148	328
Accrued income	629	876	SFr 912
Short-term financial assets	70,955	53,324
Cash and cash equivalents	27,708	38,327	19,786	SFr 46,277
Financial assets	99,581	92,900
Trade payables	5,871	7,596
Accrued expenses and other payables	18,198	5,948
Lease liabilities	1,180	605	SFr 633
Warrant liabilities	19,851	5,370
Financial liabilities	SFr 45,100	SFr 19,519